FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Cash flows pursuant to hedging policy for the next 24 months and hedging of cash flows (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
FINANCIAL RISK MANAGEMENT
Increase fair value of monetary assets	$ 77.4		$ 62.8
Decrease profit or loss	$ 30.3		$ 16.2
Currency risk
FINANCIAL RISK MANAGEMENT
Percentage of strengthening of the euro (in percent)	10.00%	10.00%
Threshold minimum forecasted sales or purchases in foreign currencies for which hedge accounting is applied | €		€ 10
Currency risk | Minimum
FINANCIAL RISK MANAGEMENT
Period for which the transaction risk arising from subsidiaries' business operations is hedged	12 months	12 months
Hedged ratio for 24 months cash flow (in percent)	55.00%	55.00%
Hedge horizon for currencies with high interest rate	12 months	12 months
Period during which hedged cash flow is expected to be realized	12 months	12 months
Currency risk | Maximum
FINANCIAL RISK MANAGEMENT
Period for which the transaction risk arising from subsidiaries' business operations is hedged	24 months	24 months
Hedged ratio for 24 months cash flow (in percent)	95.00%	95.00%
Hedge horizon for currencies with high interest rate	18 months	18 months
Period during which hedged cash flow is expected to be realized	24 months	24 months